Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income	€ 1,435,832	€ 1,438,500	€ 2,225,657
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,785,899	1,593,160	789,566
Change in deferred taxes, net	111,104	64,266	89,171
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(58,364)	(99,074)	(807,106)
Compensation expense related to share-based plans		1,992	10,745
Income from equity method investees	(94,518)	(73,679)	(73,346)
Interest expense, net	368,019	429,444	301,062
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	11,611	(105,828)	(164,685)
Inventories	(355,831)	(117,504)	(157,092)
Other current and non-current assets	(178,473)	(46,132)	(12,561)
Accounts receivable from related parties	60,084	41,717	(5,805)
Accounts payable to related parties	(16,311)	(35,861)	4,480
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	1,389,928	(128,906)	(84,561)
Income tax payable	324,455	380,067	514,957
Cash inflow (outflow) from hedging		(12,744)
Received dividends from investments in equity method investees	89,419	46,022	44,977
Paid interest	(379,994)	(470,223)	(311,971)
Received interest	41,959	49,453	56,809
Paid income taxes	(301,663)	(387,719)	(358,386)
Net cash provided by (used in) operating activities	4,233,156	2,566,951	2,061,911
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(1,051,983)	(1,124,791)	(1,057,276)
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(258,985)	(2,221,359)	(445,016)
Investments in debt securities	(96,401)	(11,312)	(480,251)
Proceeds from sale of property, plant and equipment	15,578	11,535	54,529
Proceeds from divestitures	14,608	43,317	1,532,803
Proceeds from sale of debt securities	42,241	16,623	150,172
Net cash provided by (used in) investing activities	(1,334,942)	(3,285,987)	(245,039)
Financing activities
Proceeds from short-term debt from unrelated parties	213,116	737,409	650,634
Repayments of short-term debt from unrelated parties	(1,304,526)	(807,807)	(205,790)
Proceeds from short-term debt from related parties	581,711	281,200	217,646
Repayments of short-term debt from related parties	(587,180)	(448,311)	(37,746)
Proceeds from long-term debt	2,120,905	3,460,805	612,388
Repayments of long-term debt	(1,586,218)	(2,217,005)	(1,076,204)
Repayments of lease liabilities from unrelated parties	(683,614)	(671,403)
Repayments of lease liabilities from related parties	(20,185)	(16,340)
Increase (decrease) of accounts receivable facility	(373,840)	381,430	(298,912)
Proceeds from exercise of stock options	12,653	15,864	47,404
Purchase of treasury stock	(365,988)	(599,796)	(37,221)
Dividends paid	(351,170)	(354,636)	(324,838)
Distributions to noncontrolling interests	(366,277)	(296,168)	(296,293)
Contributions from noncontrolling interests	46,586	68,125	67,196
Net cash provided by (used in) financing activities	(2,664,027)	(466,633)	(681,736)
Effect of exchange rate changes on cash and cash equivalents	(160,371)	47,760	32,387
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	73,816	(1,137,909)	1,167,523
Cash and cash equivalents at beginning of period	1,007,723	2,145,632	978,109
Cash and cash equivalents at end of period	€ 1,081,539	€ 1,007,723	€ 2,145,632